OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS

12. OTHER ASSETS

Other assets consist of:

	2012	2011

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$297	$301
Long-term receivables [note 20]	95	176
Patents and licenses, net	34	30
Unrealized gain on cash flow hedges [note 20]	32	15
E-Car intangible [note 6]	158	—
Other, net [note 6]	137	72

	$753	$594